Pending Merger - Additional Information (Detail) - USD ($)				12 Months Ended
	Mar. 04, 2019	Dec. 14, 2018	Nov. 08, 2018	Jun. 30, 2019
Bank of America, N.A.
Business Acquisition [Line Items]
Letter of credit sub-facility maximum borrowing capacity	$ 25,000,000.0
Swing loan sub-facility maximum initial borrowing capacity	20,000,000.0
Finisar Corporation
Business Acquisition [Line Items]
Aggregate principal amount	575,000,000.0
Senior Secured Credit Facility | Bank of America, N.A.
Business Acquisition [Line Items]
Aggregate principal amount	1,625,000,000
Term A Loan Facility | Bank of America, N.A.
Business Acquisition [Line Items]
Aggregate principal amount	$ 1,175,000,000
Debt instrument term	5 years
New Senior Credit Facilities | Bank of America, N.A.
Business Acquisition [Line Items]
Aggregate principal amount	$ 450,000,000.0
Debt instrument term	5 years
Credit facility, outstanding amount	$ 0
Term B Loan Facility | Bank of America, N.A.
Business Acquisition [Line Items]
Aggregate principal amount	$ 720,000,000.0
Finisar Corporation
Business Acquisition [Line Items]
Percentage of aggregate consideration in cash			60.00%
Percentage of aggregate consideration in stock			40.00%
Amount per share to be received			$ 46.88
Finisar Corporation | Senior Secured Credit Facility | Bank of America, N.A.
Business Acquisition [Line Items]
Commitment fee percentage		100.00%
Finisar Corporation | Restricted Stock Units (RSUs)
Business Acquisition [Line Items]
Amount per share to be received			$ 15.60
Number of shares to be received			0.2218
Finisar Corporation | 2005 Stock Incentive Plan
Business Acquisition [Line Items]
Amount per share to be received			$ 26.00
Description of stock transaction				At the effective time of the Merger (the “Effective Time”), each option granted pursuant to Finisar’s 2005 Stock Incentive Plan, as such plan has been further amended and restated (each, a “Finisar Stock Option”), or portion thereof, that is outstanding and unexercised as of immediately prior to the Effective Time (whether vested or unvested) will be cancelled, terminated and converted into the right to receive an amount of Mixed Election Consideration that would be payable to a holder of such number of shares of Finisar Common Stock equal to the quotient of (i) the product of (a) the excess, if any, of $26.00 over the exercise price per share of such Finisar Stock Option multiplied by (b) the number of shares of Finisar Common Stock subject to such Finisar Stock Option, divided by (ii) $26.00.
Maximum | Finisar Corporation | Senior Secured Credit Facility | Bank of America, N.A.
Business Acquisition [Line Items]
Aggregate principal amount		$ 2,425,000,000
Cash Election Consideration | Finisar Corporation
Business Acquisition [Line Items]
Amount per share to be received			$ 26
Stock Election Consideration | Finisar Corporation
Business Acquisition [Line Items]
Number of shares to be received			0.5546
Mixed Election Consideration | Finisar Corporation
Business Acquisition [Line Items]
Amount per share to be received			$ 15.60
Number of shares to be received			0.2218